Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2011 Short Term Loan One Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2011 Short Term Loan One Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Five Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Five Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Six Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Six Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Seven Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Seven Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Nine Restricted Cash CNY	Dec. 31, 2012 Long-Term Loan One Restricted Cash CNY	Dec. 31, 2012 Long-Term Loan Two Restricted Cash CNY
Debt Instrument [Line Items]
Computer and network equipment, net book value	$ 7,435	46,320	20,000		20,000		25,720				19,381
Guarantee provided to the third party guarantor, maximum				12,000		20,000		30,000	20,600	30,000
Restricted cash												766	100,000	190,000